Share Capital (Antidilutive Securities) (Details) shares in Thousands		3 Months Ended	12 Months Ended
	Feb. 09, 2017 $ / shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2017 shares	Dec. 31, 2016 CAD / shares shares
Earnings per share [line items]
Share price of company (in CAD per share) | (per share)	$ 7.95	CAD 9.40		CAD 8.78
Antidilutive securities			15,152	21,191
Employee Stock Option1 [Member]
Earnings per share [line items]
Antidilutive securities			2,920	9,512
Equity Settled LTI [Member]
Earnings per share [line items]
Antidilutive securities			0	369
Warrants [Member]
Earnings per share [line items]
Antidilutive securities			12,232	11,310